Trade accounts payable (Tables)	12 Months Ended
Dec. 31, 2021
Trade accounts payable.
Schedule of trade accounts payable

	December 31,
	2021		2020		2019
Suppliers and contractors	Ps.	123,330	Ps.	107,507	Ps.	140,806
Customer advances		58,512		91,841		43,102
Statutory employee profit sharing		31,365		4,700		12,883
	Ps.	213,207	Ps.	204,048	Ps.	196,791